Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	$ 1,103	$ 1,097
Less: allowance for doubtful accounts	(21)	(20)	$ (38)
Less: allowance for sales adjustments	(33)	(37)
Net trade receivables	1,049	1,040
Other receivables	73	29
Trade and other receivables	$ 1,122	$ 1,069